Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

						Value of initial fixed $100 investment based on:
Year[1]	Summary Compensation Table Total for PEO[2]	Compensation Actually Paid to PEO[3]	Average Summary Compensation Table Total for Non-PEO NEOs[4]		Average Compensation Actually Paid to Non-PEO NEOs[3]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[5]	Net Income ($ millions)	Company Selected Measure (CSM) –Adjusted Non-GAAP EPS[6]
2023	$26,565,732	$120,865,280	$7,836,611	[7]	$27,249,897	$470.13	$132.57	$5,240	$10.42
2022	$21,398,135	$64,088,705	$5,769,810	[8]	$13,893,269	$292.18	$133.61	$6,245	$8.84
2021	$21,509,985	$75,705,116	$4,730,690	[9]	$4,563,545	$217.66	$121.90	$5,582	$8.25
2020	$23,708,629	$51,253,831	$6,787,934	[10]	$10,732,708	$131.06	$102.07	$6,194	$6.89

Company Selected Measure Name	adjusted non-GAAP EPS
Named Executive Officers, Footnote	Mr. Ricks was the PEO for each year represented in the table.The average CAP for 2023 comprised compensation for Ms. Ashkenazi, Dr. Skovronsky, Ms. Hakim and Mr. Van Naarden.The average CAP for 2022 comprised compensation for Ms. Ashkenazi, Dr. Skovronsky, Ms. Hakim and Mr. Jonsson.The average CAP for 2021 comprised compensation for Ms. Ashkenazi, Dr. Skovronsky, Mr. Van Naarden, Mr. Rau, and Mr. Smiley.
	Ms. Ashkenazi succeeded Mr. Smiley as CFO on February 9, 2021 when Mr. Smiley resigned his position.The average CAP for 2020 comprised compensation for Mr. Smiley, Dr. Skovronsky, Ms. Hakim and Mr. Zulueta.
Peer Group Issuers, Footnote	The peer group used for calculating Peer Group Total Shareholder Return for each applicable fiscal year is the same peer group that was used by the company for benchmarking compensation, setting the growth goals for the performance award and for determining relative total shareholder return performance for the relative value award for the 2023 fiscal year.
PEO Total Compensation Amount	$ 26,565,732	$ 21,398,135	$ 21,509,985	$ 23,708,629
PEO Actually Paid Compensation Amount	$ 120,865,280	64,088,705	75,705,116	51,253,831
Adjustment To PEO Compensation, Footnote	The PEO Summary Compensation Table (SCT) to compensation actually paid reconciliation is summarized in the following table.

Year	SCT Total Compensation for PEO	SCT Change in Pension Value	Pension Service Cost	SCT Equity Value	Change in Value: Equity Granted in Current Year	Change in Value: Unvested Equity	Final Value: Vested Equity	Compensation Actually Paid to PEO
	a	b	c	d	e	f	g	a-b+c-d+e+f+g
2023	$26,565,732	$1,439,822	$491,959	$18,840,250	$20,443,264	$36,659,046	$56,985,351	$120,865,280
2022	$21,398,135	$0	$623,346	$16,981,250	$10,443,998	$(2,718,134)	$51,322,610	$64,088,705
2021	$21,509,985	$2,442,235	$680,872	$14,966,000	$3,627,520	$17,758,456	$49,536,518	$75,705,116
2020	$23,708,629	$5,883,924	$660,302	$13,587,500	$4,409,485	$(7,739,531)	$49,686,370	$51,253,831

Non-PEO NEO Average Total Compensation Amount	$ 7,836,611	5,769,810	4,730,690	6,787,934
Non-PEO NEO Average Compensation Actually Paid Amount	$ 27,249,897	13,893,269	4,563,545	10,732,708
Adjustment to Non-PEO NEO Compensation Footnote	The Non-PEO NEO Summary Compensation Table (SCT) to compensation actually paid reconciliation is summarized in the following table, including the shift in pension from change in pension value to pension service cost, and the summary compensation table equity amount to the change in value for equity:

Year	Average SCT Total Compensation for Non-PEO NEOs	Average SCT Change in Pension Value	Average Pension Service Cost	Average SCT Equity Value	Average Change in Value: Equity Granted in Current Year	Average Change in Value: Unvested Equity	Average Final Value: Vested Equity	Average Compensation Actually Paid to Non-PEO NEOs
	a	b	c	d	e	f	g	a-b+c-d+e+f+g
2023	$7,836,611	$455,154	$159,626	$4,387,275	$5,693,252	$9,514,261	$8,888,576	$27,249,897
2022	$5,769,810	$93,171	$185,293	$3,553,000	$2,494,818	$1,188,603	$7,900,916	$13,893,269
2021	$4,730,690	$159,911	$135,445	$3,115,360	$1,276,786	$861,413	$834,482	$4,563,545
2020	$6,787,934	$1,448,154	$187,254	$3,665,898	$2,289,092	$(505,850)	$7,088,331	$10,732,708

Equity Valuation Assumption Difference, Footnote	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The assumptions used to calculate the fair values did not materially differ from what was used at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Lilly’s relative TSR outperformance was substantially attributable to strong developments in our product pipeline and launches of new products and indications. As reflected in the chart below, this outperformance was a significant contributor to the PEO and non-PEOs’ compensation over the four-year period. While the PEO CAP grew with each successive year of TSR outperformance, the highest growth occurred during 2023 when Lilly’s TSR was 61 percent compared to -1 percent for the peer group. Non-PEO average CAP was impacted by the shifting of non-PEO membership and the cancellation of compensation for the company's former CFO, who departed during the 2021 reporting year.

Compensation Actually Paid vs. Net Income
Lilly does not currently utilize GAAP or non-GAAP net income as a metric in any of its incentive programs. Generally, CAP is not heavily correlated with GAAP net income because GAAP net income includes certain items that the Talent and Compensation Committee believes are not reflective of the underlying performance of the business. By excluding the impact of (i) amortization of intangible assets primarily associated with costs of marketed products acquired or licensed from third parties, (ii) net losses or gains on investments in equity securities, and (iii) other specified items that are not reflective of underlying business performance, the Talent and Compensation Committee believes non-GAAP net income better represents the operating performance of the company. For comparison purposes, the graph below reflects both GAAP net income and non-GAAP net income against PEO and average NEO CAP. The 2023 GAAP and non-GAAP net income results include significantly higher acquired IPR&D charges compared to prior years. While immediately expensed for accounting purposes, the company views investments in acquired IPR&D as important contributions to its pipeline of product candidates which is a key driver of the company’s future performance. For additional information on non-GAAP financial metrics, see Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
* GAAP net income and non-GAAP net income are discrete outcomes. GAAP Net Income and non-GAAP Net Income figures shown in the graphic above both include acquired IPR&D charges, net of taxes, as follows: $680.3 million in 2020, $785.5 million in 2021, $813.2 million in 2022, and $3.70 billion in 2023.

Compensation Actually Paid vs. Company Selected Measure
Lilly has chosen adjusted non-GAAP EPS as its most important CSM. Lilly leverages annual non-GAAP EPS derived from the board-approved business plan to set targets for the Lilly bonus. Additionally, Lilly uses a non-GAAP EPS derived from the median external analyst anticipated two-year non-GAAP EPS growth for our peer group to set our growth goal for our performance award. While these two approaches differ in performance period duration and source of performance comparison, significant sustained profitability growth can contribute to higher total CAP as seen in the graphic below. For additional information on non-GAAP financial metrics, see Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
	* Adjusted non-GAAP EPS data points are discrete outcomes.
Total Shareholder Return Vs Peer Group	Over the immediately preceding four-year period, the company’s total shareholder return (TSR) significantly exceeded the peer group’s TSR. The company’s chosen peer group is the same as the group used for benchmarking compensation, setting growth goals for the performance award and for determining relative TSR performance for the relative value award.
Tabular List, Table

Most Important Performance Measures
Adjusted non-GAAP EPS[1]
Total Shareholder Return
Revenue

Total Shareholder Return Amount	$ 470.13	292.18	217.66	131.06
Peer Group Total Shareholder Return Amount	132.57	133.61	121.90	102.07
Net Income (Loss)	$ 5,240,000,000	$ 6,245,000,000	$ 5,582,000,000	$ 6,194,000,000
Company Selected Measure Amount | $ / shares	10.42	8.84	8.25	6.89
PEO Name	Mr. Ricks
Additional 402(v) Disclosure	All calculations for the PEO Compensation Actually Paid (CAP) and for Average Non-PEO NEO CAP do not reflect the actual amount of compensation earned by or paid to our NEOs. The amounts are based on valuation assumptions required by the SEC under Item 402(v) of Regulation S-K. The value actually realized from unvested awards, if any, will be determined when the award fully vest and settle. The company’s TSR and the company’s peer group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.For pay versus performance analysis, adjusted non-GAAP EPS is consistent with the adjusted non-GAAP EPS values for performance awards in Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
The Talent and Compensation Committee believes in pay for performance and has structured the Lilly compensation programs to reward leaders when the company is delivering strong results. Lilly has had strong cumulative TSR, EPS and revenue growth over the immediately preceding four-year period. As a result of this strong performance, shareholders have been rewarded with significant total stock returns and leadership has been rewarded with above target payouts from their incentive compensation programs.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted non-GAAP EPS
Non-GAAP Measure Description	For pay versus performance analysis, adjusted non-GAAP EPS is consistent with the adjusted non-GAAP EPS values for performance awards in Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Lilly strives to make breakthrough medicines available to patients around the globe. Given a growing portfolio of new medicines, we motivate our entire workforce to reach as many patients as possible. The combination of a strong product portfolio and effective patient delivery yields higher sales volume and, generally, higher total revenue. A decline in product portfolio quality or effective launch execution reduces revenue. As such, revenue is one of our most important measures to ensure we are consistently growing the number of patients we serve. Our revenue curve over the preceding four-year period aligns with the growth in PEO and average non-PEO CAP.
	* Revenue data points are discrete outcomes.
Name	Revenue
PEO | Adjustment, Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,439,822	$ 0	$ 2,442,235	$ 5,883,924
PEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	491,959	623,346	680,872	660,302
PEO | Adjustment, Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,840,250	16,981,250	14,966,000	13,587,500
PEO | Adjustment, Change In Value, Equity Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,443,264	10,443,998	3,627,520	4,409,485
PEO | Adjustment, Change In Value, Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,659,046	(2,718,134)	17,758,456	(7,739,531)
PEO | Adjustment, Final Value, Vested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 56,985,351	51,322,610	49,536,518	49,686,370
PEO | Ricks [Member]
Pay vs Performance Disclosure
Incentive Pay Percent	0.92
Non-PEO NEO
Pay vs Performance Disclosure
Incentive Pay Percent	0.83
Non-PEO NEO | Adjustment, Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 455,154	93,171	159,911	1,448,154
Non-PEO NEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,626	185,293	135,445	187,254
Non-PEO NEO | Adjustment, Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,387,275	3,553,000	3,115,360	3,665,898
Non-PEO NEO | Adjustment, Change In Value, Equity Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,693,252	2,494,818	1,276,786	2,289,092
Non-PEO NEO | Adjustment, Change In Value, Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,514,261	1,188,603	861,413	(505,850)
Non-PEO NEO | Adjustment, Final Value, Vested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,888,576	$ 7,900,916	$ 834,482	$ 7,088,331